-----------------------------------
                                                   OMB APPROVAL
                                        -----------------------------------
                                        OMB Number:           3235-0006
                                        Expires:          July 31, 2015
                                        Estimated average burden
                                        hours per response..........22.6
                                        -----------------------------------




                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.

                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Corvex Management LP
Address:       712 Fifth Avenue, 23rd Floor
               New York, New York 10019

Form 13F File Number: 028-14659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Keith Meister
Title:     Managing Partner
Phone:     (212) 474-6700

Signature, Place, and Date of Signing:

/s/ Keith Meister             New York, New York           February 14, 2013
--------------------          ------------------           -----------------
     [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0
                                                              ----------

Form 13F Information Table Entry Total:                               60
                                                              ----------

Form 13F Information Table Value Total:                       $2,151,393
                                                              ----------
                                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.          Form 13F File Number          Name
     ---          --------------------          ----

     None.

                                                   Corvex Management LP
                                                Form 13F Information Table
                                             Quarter ended December 31, 2012

          COLUMN 1             COLUMN 2         COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6 COLUMN 7  COLUMN 8
                                                 CUSIP       VALUE     SHRS OR   SH/   PUT/   INVT  OTH  VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS       NUMBER    (x$1000)    PRN AMT   PRN   CALL   DISC  MNG  SOLE  SHARED  NONE
--------------------------  --------------     ---------  ----------  ---------  ----  ----   ----- ---  ----  ------  ----
ADVANCE AUTO PARTS INC      COM                00751Y106  $   23,514    325,000  SH    CALL   SOLE        X
AGILENT TECHNOLOGIES INC    COM                00846U101  $    4,094    100,000  SH           SOLE        X
AMERICAN INTL GROUP INC     COM NEW            026874784  $    2,471     70,000  SH           SOLE        X
AMERICAN INTL GROUP INC     COM NEW            026874784  $   52,950  1,500,000  SH    CALL   SOLE        X
ANADARKO PETE CORP          COM                032511107  $   91,394  1,229,902  SH           SOLE        X
ANADARKO PETE CORP          COM                032511107  $   14,862    200,000  SH    CALL   SOLE        X
APPLE INC                   COM                037833100  $    5,330     10,000  SH           SOLE        X
APPLE INC                   COM                037833100  $   47,973     90,000  SH    CALL   SOLE        X
CBS CORP NEW                CL B               124857202  $   68,536  1,801,200  SH           SOLE        X
CBS CORP NEW                CL B               124857202  $   47,563  1,250,000  SH    CALL   SOLE        X
CENTENE CORP DEL            COM                15135B101  $   15,324    373,766  SH           SOLE        X
CENTENE CORP DEL            COM                15135B101  $    4,100    100,000  SH    CALL   SOLE        X
CHENIERE ENERGY INC         COM NEW            16411R208  $   30,048  1,600,000  SH           SOLE        X
CHESAPEAKE ENERGY CORP      COM                165167107  $    8,310    500,000  SH    CALL   SOLE        X
COCA COLA ENTERPRISES INC
NE                          COM                19122T109  $   37,622  1,185,700  SH           SOLE        X
CONSTELLATION BRANDS INC    CL A               21036P108  $    3,539    100,000  SH           SOLE        X
CORRECTIONS CORP AMER NEW   COM NEW            22025Y407  $  102,235  2,882,308  SH           SOLE        X
DIRECTV                     COM                25490A309  $   18,354    365,907  SH           SOLE        X
EXPRESS SCRIPTS HLDG CO     COM                30219G108  $   56,592  1,048,000  SH           SOLE        X
FIFTH & PAC COS INC         COM                316645100  $    6,225    500,000  SH           SOLE        X
FREEPORT-MCMORAN COPPER
& GO                        COM                35671D857  $   62,415  1,825,000  SH    CALL   SOLE        X
GARDNER DENVER INC          COM                365558105  $    6,850    100,000  SH    CALL   SOLE        X
GLOBAL PMTS INC             COM                37940X102  $   10,705    236,322  SH           SOLE        X
GOOGLE INC                  CL A               38259P508  $   29,794     42,000  SH           SOLE        X
GOOGLE INC                  CL A               38259P508  $   56,750     80,000  SH    CALL   SOLE        X
HARBINGER GROUP INC         COM                41146A106  $    6,552    852,057  SH           SOLE        X
HARRY WINSTON DIAMOND CORP  COM                41587B100  $   11,256    800,000  SH           SOLE        X
HEALTH MGMT ASSOC INC NEW   CL A               421933102  $    9,577  1,027,614  SH           SOLE        X
HESS CORP                   COM                42809H107  $   21,184    400,000  SH    CALL   SOLE        X
HILLSHIRE BRANDS CO         COM                432589109  $    5,628    200,000  SH           SOLE        X
JPMORGAN CHASE & CO         COM                46625H100  $   42,444    965,300  SH           SOLE        X
JPMORGAN CHASE & CO         COM                46625H100  $   43,970  1,000,000  SH    CALL   SOLE        X
KINDER MORGAN INC DEL       *W EXP 05/25/201   49456B119  $    1,892    500,600  SH           SOLE        X
LAMAR ADVERTISING CO        CL A               512815101  $   25,319    653,400  SH           SOLE        X
LEAR CORP                   COM NEW            521865204  $    7,260    155,000  PRN          SOLE        X
LEAR CORP                   COM NEW            521865204  $   23,420    500,000  SH    CALL   SOLE        X
LEVEL 3 COMMUNICATIONS INC  COM NEW            52729N308  $   46,187  1,998,572  SH           SOLE        X
LIBERTY MEDIA CORPORATION   LIB CAP COM A      530322106  $    5,801     50,000  SH           SOLE        X
LIFEPOINT HOSPITALS INC     COM                53219L109  $   10,234    271,100  SH           SOLE        X
LONE PINE RES INC           COM                54222A106  $    4,793  3,897,100  SH           SOLE        X
MOLINA HEALTHCARE INC       NOTE 3.750%10/0    60855RAA8  $    9,873  8,500,000  SH           SOLE        X
NATIONAL OILWELL VARCO INC  COM                637071101  $   61,515    900,000  SH    CALL   SOLE        X
NETAPP INC                  COM                64110D104  $   31,873    950,000  SH           SOLE        X
NETAPP INC                  COM                64110D104  $   40,260  1,200,000  SH    CALL   SOLE        X
NEWELL RUBBERMAID INC       COM                651229106  $    8,908    400,000  SH           SOLE        X
PHILLIPS 66                 COM                718546104  $   17,073    321,531  SH           SOLE        X
QEP RES INC                 COM                74733V100  $    7,568    250,000  SH           SOLE        X
RALCORP HLDGS INC NEW       COM                751028101  $   47,066    525,000  SH           SOLE        X
ROCKWOOD HLDGS INC          COM                774415103  $   27,203    550,000  SH           SOLE        X
RYMAN HOSPITALITY PPTYS INC COM                78377T107  $   15,884    413,000  SH           SOLE        X
SBA COMMUNICATIONS CORP     COM                78388J106  $   28,894    406,848  SH           SOLE        X
SELECT SECTOR SPDR TR       SBI INT-FINL       81369Y605  $   24,600  1,500,000  SH    PUT    SOLE        X
SEMGROUP CORP               CL A               81663A105  $    4,428    113,317  SH           SOLE        X
THE ADT CORPORATION         COM                00101J106  $  519,108   11166021  SH           SOLE        X
TREEHOUSE FOODS INC         COM                89469A104  $    9,774     187500  SH           SOLE        X
TW TELECOM INC              COM                87311L104  $   52,392    2057024  SH           SOLE        X
TYCO INTERNATIONAL LTD      SHS                H89128104  $   30,363    1038044  SH           SOLE        X
VERINT SYS INC              COM                92343X100  $    5,531     188400  SH           SOLE        X
VERISIGN INC                COM                92343E102  $   19,410    500,000  SH    CALL   SOLE        X
WILLIAMS COS INC DEL        COM                969457100  $  116,603  3,561,475  SH           SOLE        X

Total Fair Market Value (in thousands):                   $2,151,393
